Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of Earnings Per Share, Basic and Diluted

(In thousands, except shares and per share amounts)	2021	2020
Numerator:
Net loss and comprehensive loss	$(94,331)	$(31,674)
Denominator:
Basic weighted average common shares outstanding	32,679,105	14,869,184
Net loss per share:
Basic and diluted	$(2.89)	$(2.13)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	2021	2020
Redeemable convertible preferred stock	57,500,504	65,966,364
Stock options outstanding	17,697,264	12,092,552
Earn-out shares	1,986,301	—
Warrants outstanding	8,838	11,688
Total	77,192,907	78,070,604